Annual Total Returns [BarChart] - Short-Term Bond Fund - Short-Term Bond Fund	Apr. 30, 2021
Bar Chart Table:
2011	1.90%
2012	4.58%
2013	1.64%
2014	1.56%
2015	0.43%
2016	1.75%
2017	1.65%
2018	1.69%
2019	3.90%
2020	5.42%